Reinsurance - Summary of Amounts Affecting the Financial Statements for Ceded Reinsurance (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Loss and LAE reserves
Direct					$ 102.7
Assumed					2.4
Gross loss and LAE reserves	$ 195.2	$ 1.9	$ 195.2	$ 1.9	105.1	$ 0.0
Ceded	(168.1)	0.0	(168.1)	0.0	(92.1)	0.0
Net loss and LAE reserves	27.1	1.9	27.1	1.9	13.0	0.0
Unearned premiums:
Direct					143.7
Assumed					6.6
Gross unearned premiums	216.5		216.5		150.3	0.0
Ceded					(129.4)
Net unearned premiums					20.9
Written premiums:
Direct	129.3	0.0	224.3	0.0	90.0
Assumed	(0.7)	5.5	3.4	14.7	26.1
Gross written premiums	128.6	5.5	227.7	14.7	116.1
Ceded	(116.4)	0.0	(208.4)	(2.0)	(78.4)
Net written premiums	12.2	5.5	19.3	12.7	37.7
Earned premiums :
Direct	83.9	0.0	154.9	0.0	88.7
Assumed	3.2	3.1	6.6	4.8	9.3
Gross earned premiums	87.1	3.1	161.5	4.8	98.0
Ceded	(76.9)	(0.6)	(142.5)	(0.8)	(80.9)
Net earned premium	10.2	2.5	19.0	4.0	17.1	$ 0.0
Loss and LAE incurred:
Direct	135.7	0.0	276.1	0.0	93.6
Assumed	4.8	3.3	10.1	5.2	13.3
Gross loss and LAE incurred	140.5	3.3	286.2	5.2	106.9
Ceded	(119.1)	0.0	(247.5)	0.0	(81.6)
Net loss and LAE incurred	$ 21.4	$ 3.3	$ 38.7	$ 5.2	$ 25.3